UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Steven I. Koszalka

American Funds Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds
Money Market Fund®

Semi-annual report for the six months ended March 31, 2013

American Funds Money Market Fund seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the period ended March 31, 2013:

			Lifetime
	1 year	5 years	(since 5/1/09)
Class A shares	0.00%	—	0.00%

The total annual fund operating expense ratio was 0.38% for Class A shares as of the prospectus dated December 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Although the fund has 12b-1 plans for some share classes, the fund is currently suspending certain 12b-1 payments in this low interest rate environment. Should payments commence, the fund’s investment results will be negatively affected. When applicable, investment results reflect expense reimbursements, without which results would have been lower. These reimbursements may be adjusted or discontinued by the investment adviser at any time, subject to restrictions in the fund’s prospectus. Visit americanfunds.com for more information.

The fund’s annualized seven-day yield for Class A shares as of April 30, 2013, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.00% (–0.29% without the reimbursement). The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The return of principal for money market funds is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying holdings in the fund. Money market issuer ratings, which typically range from A-1/P-1 (highest) to A-3/P-3 (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

We welcome the opportunity to present you with this report on the first half of American Funds Money Market Fund’s fiscal year. The period was characterized by moderate economic growth and continued low interest rates.

For the six-month period ended March 31, 2013, the fund maintained a net asset value (NAV) of $1.00 per share. Its annualized seven-day yield, as calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.00% as of that date.

The economy

Despite a number of concerns — such as the uncertainty of the presidential election and fiscal policy matters — the U.S. economy kept up its modest recovery during the reporting period. Gross domestic product (GDP) for the final quarter of 2012 grew at an annual rate of 0.4% and is estimated to have climbed 2.5% during the first quarter of this year. While monthly job growth continued at an uneven pace, the unemployment rate dropped to 7.6% at the end of March. Inflation remained moderate, with the Consumer Price Index, a key measure of inflation, increasing 0.6% for the six months ended March 31, 2013. The housing market showed signs of substantial improvement, as the S&P/Case-Shiller index — a widely followed measure of home prices — rose in January at its fastest rate since the summer of 2006.

Interest rates

Short-term interest rates continued to hover near all-time lows. The Federal Reserve maintained its target federal funds rate (the rate banks charge each other for overnight loans) at 0.00% to 0.25% and indicated that it would maintain its asset-buying programs. In an effort to support progress toward full employment and price stability, the Fed is expected to maintain a highly accommodative monetary policy for a considerable time after the programs are concluded and the economic recovery strengthens.

Your fund’s annualized seven-day SEC yield as of March 31, 2013*
American Funds Money Market Fund (reflecting a fee reimbursement, –0.28% without the reimbursement)	0.00%

*	The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than its 30-day yield or total return.

American Funds Money Market Fund	1

The fund’s objective and portfolio

As part of a diverse portfolio, American Funds Money Market Fund can serve as a counterbalance to more volatile investments. Since preserving investors’ principal remains the foremost objective, we continue to position the fund conservatively. Our investment professionals worked diligently to select investments meant to offer both stability and liquidity.

The fund’s holdings (see page 3) reflect its conservative nature. The entire portfolio is composed of short-term instruments (generally, those with maturity dates of one year or less). At the end of the reporting period, the fund’s weighted average maturity was 46 days. Federal agency discount notes — which are supported or backed by the federal government — comprise the largest portion of the fund at 58.6%. U.S. Treasuries, which are backed by the federal government, follow at 31.2%. The remainder is high-quality commercial paper (6.9%) and other discount notes (3.4%).

Since the financial crisis of 2008, industry regulators have studied money market funds and have proposed a number of ways to stem the perceived risk they pose to the financial system. As of yet, no new regulations have been passed. We will, of course, continue to monitor any potential regulatory changes and keep you informed.

We appreciate the fact that you’ve chosen American Funds Money Market Fund as part of your investment portfolio. As always, we are grateful for the confidence you have placed in us and look forward to reporting to you again at the end of the fiscal year.

Cordially,

Kristine M. Nishiyama
President

May 14, 2013

For current information about the fund, visit americanfunds.com.

2	American Funds Money Market Fund

Investment portfolio March 31, 2013	unaudited

(percent of net assets)
Federal agency discount notes	58.6%
U.S. Treasuries	31.2
Commercial paper	6.9
Discount notes	3.4
Other assets less liabilities	(0.1)
100.0%

Short-term securities — 100.12%	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes — 58.62%
Federal Home Loan Bank
4/1/2013	0.10%	$24,150	$24,150
4/3/2013	0.07	440,000	439,997
4/5/2013	0.07	278,200	278,197
4/9/2013	0.08	96,000	95,998
4/10/2013	0.11	522,543	522,530
4/12/2013	0.11	174,267	174,260
4/17/2013	0.11	354,200	354,181
4/19/2013	0.13	430,200	430,183
4/23/2013	0.11	114,400	114,392
4/24/2013	0.08	21,700	21,698
4/26/2013	0.12	30,000	29,997
5/1/2013	0.08	124,276	124,264
5/3/2013	0.09	248,321	248,295
5/8/2013	0.10	120,000	119,986
5/10/2013	0.10	216,500	216,474
5/14/2013	0.11	150,000	149,981
5/15/2013	0.12	195,000	194,973
5/17/2013	0.12	278,400	278,361
5/22/2013	0.11	249,500	249,470
5/24/2013	0.09	16,200	16,198
5/31/2013	0.13	75,000	74,987
6/5/2013	0.11	66,000	65,988
6/7/2013	0.14	146,350	146,322
6/14/2013	0.10	64,500	64,486
6/19/2013	0.10	125,500	125,470
7/1/2013	0.12	111,700	111,669
7/5/2013	0.12	50,000	49,985
7/19/2013	0.11	100,000	99,964
7/24/2013	0.11	11,300	11,296
7/26/2013	0.13	23,800	23,791
8/9/2013	0.12	90,000	89,959

American Funds Money Market Fund	3

Short-term securities	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes (continued)
Fannie Mae
4/1/2013	0.14%	$172,667	$172,667
4/3/2013	0.10	239,900	239,898
4/8/2013	0.07	65,800	65,799
4/17/2013	0.09	100,000	99,994
4/18/2013	0.15	100,000	99,994
4/19/2013	0.15	62,500	62,496
4/24/2013	0.09	154,200	154,187
5/1/2013	0.09	100,000	99,990
5/7/2013	0.12	125,000	124,986
5/8/2013	0.12	141,400	141,383
5/15/2013	0.11	287,750	287,710
5/16/2013	0.16	100,000	99,986
5/20/2013	0.09	100,000	99,991
5/21/2013	0.09	100,000	99,988
5/22/2013	0.11	161,700	161,681
5/24/2013	0.09	57,900	57,893
6/3/2013	0.10	186,300	186,266
6/12/2013	0.12	85,000	84,982
7/1/2013	0.10	50,000	49,986
7/22/2013	0.12	100,000	99,963
7/23/2013	0.11	200,000	199,924
8/19/2013	0.11	75,000	74,962
9/3/2013	0.15	20,000	19,989
9/16/2013	0.15	50,000	49,969
10/1/2013	0.12	50,000	49,966
11/1/2013	0.16	50,000	49,962
Freddie Mac
4/1/2013	0.09	95,000	95,000
4/8/2013	0.08	169,100	169,097
4/9/2013	0.10	75,000	74,998
4/15/2013	0.09	102,000	101,996
4/16/2013	0.16	14,200	14,199
4/24/2013	0.13	268,900	268,876
4/29/2013	0.08	10,000	9,999
5/6/2013	0.09	175,000	174,983
5/13/2013	0.12	130,000	129,984

4	American Funds Money Market Fund

	Yield at acquisition	Principal amount (000)	Value (000)
5/20/2013	0.13%	$30,000	$29,997
5/29/2013	0.17	43,700	43,693
6/3/2013	0.12	100,000	99,982
6/11/2013	0.09	25,000	24,995
6/17/2013	0.14	13,853	13,850
7/1/2013	0.11	11,174	11,171
7/9/2013	0.10	50,000	49,984
7/16/2013	0.12	100,000	99,965
7/17/2013	0.12	50,000	49,982
7/23/2013	0.11	100,000	99,962
8/2/2013	0.11	75,000	74,969
8/13/2013	0.13	12,988	12,982
8/26/2013	0.12	62,500	62,467
9/6/2013	0.15	50,000	49,971
10/22/2013	0.16	30,000	29,978
11/5/2013	0.16	55,000	54,958
Federal Farm Credit Banks
4/2/2013	0.08	120,000	120,000
4/8/2013	0.11	90,000	89,998
4/12/2013	0.09	50,000	49,998
4/16/2013	0.10	30,000	29,999
4/17/2013	0.09	100,000	99,996
4/22/2013	0.09	50,000	49,997
4/23/2013	0.08	200,000	199,990
4/25/2013	0.09	10,000	9,999
4/26/2013	0.09	55,000	54,995
4/29/2013	0.17	25,000	24,998
5/1/2013	0.07	25,000	24,998
5/3/2013	0.18	50,000	49,995
5/15/2013	0.12	75,000	74,989
5/31/2013	0.17	25,000	24,996
Tennessee Valley Authority
4/25/2013	0.09	50,000	49,997
5/9/2013	0.10	20,162	20,160
6/6/2013	0.11	26,600	26,595
Total federal agency discount notes			10,731,852

American Funds Money Market Fund	5

Short-term securities	Yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasuries — 31.19%
U.S. Treasury Bills
4/4/2013	0.12%	$430,000	$429,998
4/11/2013	0.13	785,000	784,987
4/15/2013	0.11	275,000	274,987
4/18/2013	0.09	525,000	524,974
4/25/2013	0.09	560,000	559,963
5/2/2013	0.12	433,300	433,269
5/9/2013	0.07	150,000	149,990
5/16/2013	0.08	205,000	204,989
5/23/2013	0.12	350,000	349,973
5/30/2013	0.11	150,000	149,981
6/6/2013	0.12	445,000	444,957
6/13/2013	0.11	400,000	399,953
6/20/2013	0.08	250,000	249,965
7/5/2013	0.13	116,650	116,629
7/11/2013	0.10	125,000	124,979
7/18/2013	0.11	125,000	124,972
7/25/2013	0.08	150,000	149,967
8/1/2013	0.11	160,350	160,307
8/8/2013	0.10	75,000	74,977
Total U.S. Treasuries			5,709,817

Commercial paper — 6.91%
Province of Ontario
4/15/2013	0.12	50,000	49,996
4/22/2013	0.13	50,000	49,996
4/23/2013	0.14	50,000	49,995
4/24/2013	0.14	100,000	99,991
5/7/2013	0.13	50,000	49,993
Bank of Nova Scotia
4/1/2013	0.08	225,200	225,199
Québec (Province of)[1]
4/24/2013	0.10	9,825	9,824
4/26/2013	0.11	200,000	199,984
KfW[1]
4/30/2013	0.18	16,500	16,499
5/20/2013	0.19	34,500	34,495
6/10/2013	0.17	47,000	46,993
6/25/2013	0.18	48,450	48,442

6	American Funds Money Market Fund

	Yield at acquisition	Principal amount (000)	Value (000)
Canada Bills
4/19/2013	0.09%	$25,000	$24,999
5/13/2013	0.12	50,000	49,993
5/30/2013	0.12	50,000	49,994
Denmark (Kingdom of)
4/4/2013	0.11	11,672	11,672
4/26/2013	0.11	50,000	49,994
5/8/2013	0.11	50,000	49,993
Export Development Canada
4/5/2013	0.05	50,000	50,000
British Columbia (Province of)
6/18/2013	0.12	50,000	49,992
Variable Funding Capital Corp.[1]
4/1/2013	0.17	47,897	47,897
Total commercial paper			1,265,941

Discount notes — 3.40%
International Bank for Reconstruction and Development
4/16/2013	0.12	100,000	99,995
4/22/2013	0.13	50,000	49,996
4/29/2013	0.12	120,000	119,988
5/1/2013	0.12	55,000	54,994
5/9/2013	0.12	82,950	82,939
5/10/2013	0.11	75,000	74,991
5/24/2013	0.10	140,000	139,979
Total discount notes			622,882

Total investment securities (cost: $18,330,097,000)			18,330,492

Other assets less liabilities			(21,214)

Net assets			$18,309,278

[1]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $404,134,000, which represented 2.21% of the net assets of the fund.

See Notes to Financial Statements

American Funds Money Market Fund	7

Financial statements

Statement of assets and liabilities at March 31, 2013	unaudited (dollars in thousands)

Assets:
Investment securities, at value (cost: $18,330,097)		$18,330,492
Cash		16,057
Receivables for sales of fund’s shares		76,022
		18,422,571
Liabilities:
Payables for:
Repurchases of fund’s shares	$110,104
Services provided by related parties	2,509
Trustees’ deferred compensation	263
Other	417	113,293
Net assets at March 31, 2013		$18,309,278

Net assets consist of:
Capital paid in on shares of beneficial interest		$18,308,924
Accumulated net realized loss		(41)
Net unrealized appreciation		395
Net assets at March 31, 2013		$18,309,278

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (18,308,665 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$13,086,153	13,085,714	$1.00
Class B	125,639	125,635	1.00
Class C	330,502	330,491	1.00
Class F-1	48,287	48,285	1.00
Class F-2	5,260	5,260	1.00
Class 529-A	776,011	775,986	1.00
Class 529-B	17,633	17,632	1.00
Class 529-C	161,097	161,091	1.00
Class 529-E	43,812	43,811	1.00
Class 529-F-1	50,046	50,045	1.00
Class R-1	64,147	64,144	1.00
Class R-2	1,223,971	1,223,930	1.00
Class R-3	1,127,770	1,127,733	1.00
Class R-4	740,203	740,178	1.00
Class R-5	388,261	388,248	1.00
Class R-6	120,486	120,482	1.00

See Notes to Financial Statements

8	American Funds Money Market Fund

Statement of operations	unaudited
for the six months ended March 31, 2013	(dollars in thousands)

Investment income:
Income:
Interest		$11,270

Fees and expenses*:
Investment advisory services	$25,196
Distribution services	667
Transfer agent services	10,689
Administrative services	1,953
Reports to shareholders	266
Registration statement and prospectus	254
Trustees’ compensation	96
Auditing and legal	13
Custodian	22
State and local taxes	9
Other	707
Total fees and expenses before reimbursements	39,872
Less reimbursements of fees and expenses	28,602
Total fees and expenses after reimbursements		11,270
Net investment income		$—

Net realized gain and unrealized depreciation on investments
Net realized gain on investments	9
Net unrealized depreciation on investments	(80)
Net realized gain and unrealized depreciation on investments		(71)
Net decrease in net assets resulting from operations		$(71)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets		(dollars in thousands)

	Six months ended March 31, 2013*	Year ended September 30, 2012
Operations:
Net investment income	$—	$—
Net realized gain on investments	9	—
Net unrealized depreciation on investments	(80)	(208)
Net decrease in net assets resulting from operations	(71)	(208)

Distributions paid to shareholders	—	—

Net capital share transactions	368,306	(3,239,652)

Total increase (decrease) in net assets	368,235	(3,239,860)

Net assets:
Beginning of period	17,941,043	21,180,903
End of period	$18,309,278	$17,941,043

*Unaudited.

See Notes to Financial Statements

American Funds Money Market Fund	9

Notes to financial statements	unaudited

1. Organization

American Funds Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	None	None	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

10	American Funds Money Market Fund

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

American Funds Money Market Fund	11

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair

12	American Funds Money Market Fund

valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2013, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in money market securities — The value and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

American Funds Money Market Fund	13

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social or economic developments in the country or region in which the issuers operate.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2009, the year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

14	American Funds Money Market Fund

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Capital loss carryforward*	$(50)
*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of March 31, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$460
Gross unrealized depreciation on investment securities	(65)
Net unrealized appreciation on investment securities	395
Cost of investment securities	18,330,097

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the six months ended March 31, 2013, the investment advisory services fee was $25,196,000, which was equivalent to an annualized rate of 0.269% of average daily net assets.

American Funds Money Market Fund	15

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits

Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Classes B and 529-B	0.90	0.90
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

16	American Funds Money Market Fund

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended March 31, 2013, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$—	$6,623	$672	Not applicable
Class B	530	71	Not applicable	Not applicable
Class C	—	164	87	Not applicable
Class F-1	62	36	13	Not applicable
Class F-2	Not applicable	3	1	Not applicable
Class 529-A	—	310	189	$373
Class 529-B	75	9	5	10
Class 529-C	—	68	40	78
Class 529-E	—	17	11	21
Class 529-F-1	—	20	12	24
Class R-1	—	40	18	Not applicable
Class R-2	—	1,852	312	Not applicable
Class R-3	—	996	285	Not applicable
Class R-4	—	377	185	Not applicable
Class R-5	Not applicable	98	94	Not applicable
Class R-6	Not applicable	5	29	Not applicable
Total class-specific expenses	$667	$10,689	$1,953	$506

American Funds Money Market Fund	17

Reimbursements of fees and expenses — Due to lower short-term interest rates, CRMC reimbursed a portion of the fund’s fees and expenses. For the six months ended March 31, 2013, the total fees reimbursed by CRMC were as follows (dollars in thousands):

Share class
Class A	$17,916
Class B	712
Class C	527
Class F-1	150
Class F-2	10
Class 529-A	1,469
Class 529-B	115
Class 529-C	311
Class 529-E	84
Class 529-F-1	96
Class R-1	113
Class R-2	3,150
Class R-3	2,183
Class R-4	1,150
Class R-5	489
Class R-6	127
Total	$28,602

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation, shown on the accompanying financial statements, includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

18	American Funds Money Market Fund

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended March 31, 2013
Class A	$9,494,138	9,494,138	$(9,159,707)	(9,159,707)	$334,431	334,431
Class B	38,752	38,752	(67,401)	(67,401)	(28,649)	(28,649)
Class C	166,590	166,590	(174,309)	(174,309)	(7,719)	(7,719)
Class F-1	27,772	27,772	(36,948)	(36,948)	(9,176)	(9,176)
Class F-2	8,087	8,087	(8,555)	(8,555)	(468)	(468)
Class 529-A	237,307	237,307	(191,549)	(191,549)	45,758	45,758
Class 529-B	4,700	4,700	(9,095)	(9,095)	(4,395)	(4,395)
Class 529-C	46,791	46,791	(38,639)	(38,639)	8,152	8,152
Class 529-E	12,071	12,071	(10,788)	(10,788)	1,283	1,283
Class 529-F-1	13,315	13,315	(13,017)	(13,017)	298	298
Class R-1	37,904	37,904	(43,222)	(43,222)	(5,318)	(5,318)
Class R-2	557,771	557,771	(584,498)	(584,498)	(26,727)	(26,727)
Class R-3	646,820	646,820	(653,240)	(653,240)	(6,420)	(6,420)
Class R-4	362,192	362,192	(331,762)	(331,762)	30,430	30,430
Class R-5	193,205	193,205	(171,479)	(171,479)	21,726	21,726
Class R-6	86,111	86,111	(71,011)	(71,011)	15,100	15,100
Total net increase (decrease)	$11,933,526	11,933,526	$(11,565,220)	(11,565,220)	$368,306	368,306

Year ended September 30, 2012
Class A	$14,376,855	14,376,855	$(17,127,619)	(17,127,619)	$(2,750,764)	(2,750,764)
Class B	70,606	70,606	(190,011)	(190,011)	(119,405)	(119,405)
Class C	272,690	272,690	(453,917)	(453,917)	(181,227)	(181,227)
Class F-1	99,451	99,451	(117,282)	(117,282)	(17,831)	(17,831)
Class F-2	25,304	25,304	(29,562)	(29,562)	(4,258)	(4,258)
Class 529-A	371,111	371,111	(351,767)	(351,767)	19,344	19,344
Class 529-B	10,881	10,881	(23,273)	(23,273)	(12,392)	(12,392)
Class 529-C	83,270	83,270	(82,073)	(82,073)	1,197	1,197
Class 529-E	21,459	21,459	(19,194)	(19,194)	2,265	2,265
Class 529-F-1	27,835	27,835	(20,576)	(20,576)	7,259	7,259
Class R-1	65,076	65,076	(70,799)	(70,799)	(5,723)	(5,723)
Class R-2	904,445	904,445	(1,022,007)	(1,022,007)	(117,562)	(117,562)
Class R-3	1,003,624	1,003,624	(1,076,415)	(1,076,415)	(72,791)	(72,791)
Class R-4	604,951	604,951	(624,558)	(624,558)	(19,607)	(19,607)
Class R-5	261,034	261,034	(250,318)	(250,318)	10,716	10,716
Class R-6	141,354	141,354	(120,227)	(120,227)	21,127	21,127
Total net increase (decrease)	$18,339,946	18,339,946	$(21,579,598)	(21,579,598)	$(3,239,652)	(3,239,652)

*Includes exchanges between share classes of the fund.

American Funds Money Market Fund	19

Financial highlights

	Net asset value, beginning of period	Net investment income[1]	Dividends (from net investment income)	Net asset value, end of period
Class A:
Six months ended 3/31/2013[4,5]	$1.00	$—	$—	$1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Period from 5/1/2009[7] to 9/30/2009[4]	1.00	—	—	1.00
Class B:
Six months ended 3/31/2013[4,5]	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Period from 5/1/2009[7] to 9/30/2009[4]	1.00	—	—	1.00
Class C:
Six months ended 3/31/2013[4,5]	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Period from 5/1/2009[7] to 9/30/2009[4]	1.00	—	—	1.00
Class F-1:
Six months ended 3/31/2013[4,5]	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Period from 5/1/2009[7] to 9/30/2009[4]	1.00	—	—	1.00
Class F-2:
Six months ended 3/31/2013[4,5]	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Period from 5/1/2009[7] to 9/30/2009[4]	1.00	—	—	1.00
Class 529-A:
Six months ended 3/31/2013[4,5]	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Period from 5/1/2009[7] to 9/30/2009[4]	1.00	—	—	1.00
Class 529-B:
Six months ended 3/31/2013[4,5]	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Period from 5/1/2009[7] to 9/30/2009[4]	1.00	—	—	1.00
Class 529-C:
Six months ended 3/31/2013[4,5]	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Period from 5/1/2009[7] to 9/30/2009[4]	1.00	—	—	1.00

20	American Funds Money Market Fund

Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

.00%	$13,086	.39%[6]		.12%[6]		—%[6]
.00	12,752	.38		.08		—
.00	15,503	.39		.13		—
.00	15,612	.39		.17		—
.00	19,571	.19		.08		—
.00	126	1.13	[6]	.12	[6]	—	[6]
.00	154	1.12		.08		—
.00	274	1.13		.14		—
.00	372	1.13		.16		—
.00	626	.49		.08		—
.00	331	.42	[6]	.12	[6]	—	[6]
.00	338	.42		.08		—
.00	520	.43		.13		—
.00	455	.42		.17		—
.00	638	.22		.08		—
.00	48	.72	[6]	.12	[6]	—	[6]
.00	57	.67		.08		—
.00	75	.66		.12		—
.00	35	.69		.17		—
.00	56	.32		.08		—
.00	5	.43	[6]	.12	[6]	—	[6]
.00	6	.34		.07		—
.00	10	.37		.14		—
.00	11	.32		.15		—
.00	136	.20		.08		—
.00	776	.51	[6]	.12	[6]	—	[6]
.00	730	.51		.08		—
.00	711	.51		.13		—
.00	658	.51		.17		—
.00	676	.25		.08		—
.00	18	1.27	[6]	.12	[6]	—	[6]
.00	22	1.26		.08		—
.00	34	1.27		.14		—
.00	43	1.27		.16		—
.00	56	.56		.08		—
.00	161	.51	[6]	.12	[6]	—	[6]
.00	153	.51		.08		—
.00	152	.51		.13		—
.00	143	.51		.17		—
.00	153	.25		.08		—

See page 23 for footnotes.

American Funds Money Market Fund	21

Financial highlights (continued)

	Net asset value, beginning of period	Net investment income[1]	Dividends (from net investment income)	Net asset value, end of period
Class 529-E:
Six months ended 3/31/2013[4,5]	$1.00	$—	$—	$1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Period from 5/1/2009[7] to 9/30/2009[4]	1.00	—	—	1.00
Class 529-F-1:
Six months ended 3/31/2013[4,5]	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Period from 5/1/2009[7] to 9/30/2009[4]	1.00	—	—	1.00
Class R-1:
Six months ended 3/31/2013[4,5]	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Period from 5/1/2009[7] to 9/30/2009[4]	1.00	—	—	1.00
Class R-2:
Six months ended 3/31/2013[4,5]	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Period from 5/1/2009[7] to 9/30/2009[4]	1.00	—	—	1.00
Class R-3:
Six months ended 3/31/2013[4,5]	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Period from 5/1/2009[7] to 9/30/2009[4]	1.00	—	—	1.00
Class R-4:
Six months ended 3/31/2013[4,5]	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Period from 5/1/2009[7] to 9/30/2009[4]	1.00	—	—	1.00
Class R-5:
Six months ended 3/31/2013[4,5]	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Period from 5/1/2009[7] to 9/30/2009[4]	1.00	—	—	1.00
Class R-6:
Six months ended 3/31/2013[4,5]	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Period from 5/1/2009[7] to 9/30/2009[4]	1.00	—	—	1.00

22	American Funds Money Market Fund

Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

.00%	$44	.51%[6]		.12%[6]		—%[6]
.00	43	.50		.08		—
.00	40	.51		.13		—
.00	38	.51		.17		—
.00	39	.25		.08		—
.00	50	.51	[6]	.12	[6]	—	[6]
.00	50	.51		.08		—
.00	43	.51		.13		—
.00	32	.51		.17		—
.00	34	.25		.08		—
.00	64	.44	[6]	.12	[6]	—	[6]
.00	69	.45		.08		—
.00	75	.43		.14		—
.00	76	.45		.17		—
.00	84	.21		.08		—
.00	1,224	.63	[6]	.12	[6]	—	[6]
.00	1,251	.66		.08		—
.00	1,368	.66		.14		—
.00	1,383	.66		.17		—
.00	1,422	.33		.08		—
.00	1,128	.50	[6]	.12	[6]	—	[6]
.00	1,134	.52		.08		—
.00	1,207	.50		.13		—
.00	1,170	.52		.17		—
.00	1,220	.24		.08		—
.00	740	.43	[6]	.12	[6]	—	[6]
.00	710	.43		.08		—
.00	729	.43		.13		—
.00	719	.44		.17		—
.00	733	.21		.08		—
.00	388	.38	[6]	.12	[6]	—	[6]
.00	367	.38		.08		—
.00	356	.38		.13		—
.00	343	.38		.17		—
.00	347	.19		.08		—
.00	120	.34	[6]	.12	[6]	—	[6]
.00	105	.34		.08		—
.00	84	.34		.13		—
.00	38	.34		.17		—
.00	15	.18		.08		—

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of the fees and expenses for each share class due to lower short-term interest rates.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Commencement of operations.

See Notes to Financial Statements

American Funds Money Market Fund	23

Expense example	unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Certain share classes also incur transaction costs such as contingent deferred sales charges (loads) on redemptions. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2012, through March 31, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

24	American Funds Money Market Fund

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	10/1/2012	3/31/2013	period*	ratio
Class A — actual return	$1,000.00	$1,000.00	$0.60	.12%
Class A — assumed 5% return	1,000.00	1,024.33	0.61	.12
Class B — actual return	1,000.00	1,000.00	0.60	.12
Class B — assumed 5% return	1,000.00	1,024.33	0.61	.12
Class C — actual return	1,000.00	1,000.00	0.60	.12
Class C — assumed 5% return	1,000.00	1,024.33	0.61	.12
Class F-1 — actual return	1,000.00	1,000.00	0.60	.12
Class F-1 — assumed 5% return	1,000.00	1,024.33	0.61	.12
Class F-2 — actual return	1,000.00	1,000.00	0.60	.12
Class F-2 — assumed 5% return	1,000.00	1,024.33	0.61	.12
Class 529-A — actual return	1,000.00	1,000.00	0.60	.12
Class 529-A — assumed 5% return	1,000.00	1,024.33	0.61	.12
Class 529-B — actual return	1,000.00	1,000.00	0.60	.12
Class 529-B — assumed 5% return	1,000.00	1,024.33	0.61	.12
Class 529-C — actual return	1,000.00	1,000.00	0.60	.12
Class 529-C — assumed 5% return	1,000.00	1,024.33	0.61	.12
Class 529-E — actual return	1,000.00	1,000.00	0.60	.12
Class 529-E — assumed 5% return	1,000.00	1,024.33	0.61	.12
Class 529-F-1 — actual return	1,000.00	1,000.00	0.60	.12
Class 529-F-1 — assumed 5% return	1,000.00	1,024.33	0.61	.12
Class R-1 — actual return	1,000.00	1,000.00	0.60	.12
Class R-1 — assumed 5% return	1,000.00	1,024.33	0.61	.12
Class R-2 — actual return	1,000.00	1,000.00	0.60	.12
Class R-2 — assumed 5% return	1,000.00	1,024.33	0.61	.12
Class R-3 — actual return	1,000.00	1,000.00	0.60	.12
Class R-3 — assumed 5% return	1,000.00	1,024.33	0.61	.12
Class R-4 — actual return	1,000.00	1,000.00	0.60	.12
Class R-4 — assumed 5% return	1,000.00	1,024.33	0.61	.12
Class R-5 — actual return	1,000.00	1,000.00	0.60	.12
Class R-5 — assumed 5% return	1,000.00	1,024.33	0.61	.12
Class R-6 — actual return	1,000.00	1,000.00	0.60	.12
Class R-6 — assumed 5% return	1,000.00	1,024.33	0.61	.12

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Money Market Fund	25

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2014. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing shareholders a way to earn income on their cash reserves while preserving capital and maintaining liquidity. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indexes, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s results have been satisfactory in view of the continuing low interest rate environment and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

26	American Funds Money Market Fund

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that CRMC continued to waive its fees and reimburse fund expenses. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Money Market Fund	27

Offices of the fund and

of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP

350 South Grand Avenue

Los Angeles, CA 90071-2889

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

28	American Funds Money Market Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Money Market Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
¢	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®
¢	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
¢	Equity-income funds
Capital Income Builder®
The Income Fund of America®
¢	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
¢	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
¢	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
¢	Money market fund
American Funds Money Market Fund®
¢	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
¢	American Funds Target Date Retirement Series®
¢	American Funds College Target Date SeriesSM

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: May 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: May 31, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2013